Note 17 - Consolidated Quarterly Financial Information (unaudited) (Detail) - Selected Quarterly Financial Data (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total interest income	$ 39,001		$ 44,040		$ 46,514
Total interest expense	6,346		10,169		13,547
Net interest income	32,655		33,871		32,967
Provision for loan losses	1,583		4,896		5,871
Noninterest income	8,483		7,222		6,154
Noninterest expense	29,741		28,299		26,643
Earnings per share (in Dollars per share)	$ 1.75		$ 1.46		$ 1.28
First Quarter [Member]
Total interest income	10,665		12,025		12,228
Total interest expense	1,753		2,822		3,619
Net interest income	8,912		9,203		8,609
Provision for loan losses	1,316	[1]	2,944	[2]	921
Noninterest income	3,479		3,659		1,865
Noninterest expense	7,332		7,098		6,881
Net income	2,622		2,033		1,906
Earnings per share (in Dollars per share)	$ 0.65		$ 0.51		$ 0.48
Second Quarter [Member]
Total interest income	9,657		10,817		11,599
Total interest expense	1,604		2,663		3,421
Net interest income	8,053		8,154		8,178
Provision for loan losses	524	[1]	759	[2]	721
Noninterest income	1,974		1,687		1,524
Noninterest expense	7,162		6,981		6,976
Net income	1,719		1,555		1,471
Earnings per share (in Dollars per share)	$ 0.43		$ 0.39		$ 0.37
Third Quarter [Member]
Total interest income	9,405		10,693		11,438
Total interest expense	1,538		2,509		3,328
Net interest income	7,867		8,184		8,110
Provision for loan losses	1,183	[1]	1,152	[2]	2,225
Noninterest income	1,674		1,058		1,382
Noninterest expense	6,957		7,001		6,863
Net income	1,107		886		421
Earnings per share (in Dollars per share)	$ 0.27		$ 0.22		$ 0.10
Fourth Quarter [Member]
Total interest income	9,274		10,505		11,249
Total interest expense	1,451		2,175		3,179
Net interest income	7,823		8,330		8,070
Provision for loan losses	(1,440)	[1]	41	[2]	2,004
Noninterest income	1,356		818		1,383
Noninterest expense	8,290		7,219		5,923
Net income	$ 1,604		$ 1,361		$ 1,298
Earnings per share (in Dollars per share)	$ 0.40		$ 0.34		$ 0.33

[1]	During the first quarter of 2011, the Company began taking partial charge-offs more quickly on collateral dependent impaired loans as a result of management's evaluation of the trends in the real estate market, the status of long-term, collateral dependent impaired loans and the current regulatory environment. The increases in partial charge-offs contributed to a higher historical loan loss factor, which required additional general allocations within the allowance for loan losses.
[2]	During the third and fourth quarters of 2010, the Bank experienced an increase in its provision expense as a result of continued credit quality issues with three commercial relationships that resulted in additional impairment charges and partial charge-offs.